PETER D. LOWENSTEIN

ATTORNEY AT LAW

515 West Lyon farm Drive

Greenwich, CT 06831

203 869-3059

212-907-1850

February 28, 2014

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Washington, D.C. 20549

Re:   Value Line Core Bond Fund (33-01575; 811-04471)

         The Value Line Fund, Inc. (2-10827; 811-02265)

         Value Line Income and Growth Fund, Inc. (2-11153; 811-02277)

         Value Line Larger Companies Fund, Inc. (2-31640); 811-01807)

         Value Line Premier Growth Fund, Inc. (2-12663; 811-02278)

Dear Sir/Madam:

Enclosed for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933 are Post-Effective Amendments to each Fund's Registration Statement, in electronic format.

The Amendments are being filed under Rule 485(a) because of the changes reflected therein in combining the Funds’ Prospectuses and Statements of Additional Information into a consolidated form and assuming shareholder approval of the items set forth in the Funds’ proxy statement filed January 9, 2014.

Very truly yours,

/s/ Peter D. Lowenstein
Peter D. Lowenstein